Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
11.	PROPERTY, PLANT AND EQUIPMENT, NET

	March 31, 2012	March 31, 2011
	US$	US$
Leasehold improvements and buildings	28,102,876	27,022,596
Plant and machinery	34,922,469	35,907,231
Moulds	386,482	10,891,768
Transportation equipment	1,581,372	1,520,280
Furniture, fixtures and equipment	5,431,091	5,778,517
Construction in progress	4,760	63,129

	70,429,050	81,183,521
Less: Accumulated depreciation	(48,495,263)	(56,170,181)

Property, plant and equipment, net	21,933,787	25,013,340

(a)	During the fiscal years ended March 31, 2012, 2011 and 2010, impairment losses relating to property, plant and equipment of US$1,230,727, nil and US$4,786, respectively, were recognized in the consolidated statement of operations for certain moulds, plant and machinery, and furniture, fixtures and equipment which are no longer used in the operations of the Company. The impairment loss of US$1,230,727 was recognized in “Income (Loss) from discontinued operations” during the fiscal year ended March 31, 2012. No impairment loss was recognized for the year ended March 31, 2011. For the fiscal year ended March 31, 2010, an impairment loss of US$4,786 was included in “Other income (expense), net”.

(b)	As of March 31, 2012 and 2011, buildings with aggregate net book values of approximately US$14,899 and US$15,783, respectively, were situated in Hong Kong and manufacturing facilities with aggregate net book values of approximately US$11,105,383 and US$11,890,017, respectively, were situated in Mainland China. The land where the manufacturing facilities were situated is held under certain land use rights that will expire in 2043. Up to March 31, 2012, the Company has obtained a sizable portion of the property ownership certificates for its buildings (29 out of a total of 40 properties). The application for the remaining property ownership certificates will commence only after the land use right certificates for the relevant pieces of land are obtained.

(c)	The amounts of depreciation charged for the fiscal years ended March 31, 2012, 2011 and 2010 were US$3,463,480, US$3,238,356 and US$3,661,352 respectively. Of which, US$1,522,962, US$1,599,996 and US$2,224,742 were included in “Income (Loss) from discontinued operations”.

(d)	The loss on disposal of property, plant and equipment recognized during the fiscal years ended March 31, 2012, 2011 and 2010 amounted to US$86,015, US$3,662 and US$292,208, respectively were recognized in income (loss) from continuing operations. No loss on disposal of property, plant and equipment was recognized during fiscal years ended March 31, 2012, 2011 and 2010 from discontinued operations.